Consideration payable - Summary of Consideration Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Opening Balance	$ 12,768	$ 9,102
Additions through business combination		6,543
Payments	(8,334)	(1,421)
Accretion value of earn out	435	798
Gain on change in fair value	(2,975)	(2,254)
Ending Balance	1,894	12,768
Consideration payable - Current	1,894
Consideration payable - Non-current	0
Consideration payable	$ 1,894	$ 12,768